Summary of Significant Accounting Policies: Restricted Cash (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Restricted Cash

Restricted Cash

Escrow account balances amounted to $12,609,747 and $12,574,051 as of March 31, 2014 and June 30, 2013, respectively.

The Company is required by its Note holders to maintain deposits in escrow accounts to fund the principal and interest payments under the Convertible Notes obligation. As of March 31, 2014 and June 30, 2013, there was $7,742,146 and $7,720,232 of cash restricted for this purpose.

The Company has certain outstanding notes payable in the amount of $9,735,203 and $9,707,638 as of March 31, 2014 and June 30, 2013, respectively, and it is required to maintain a portion of these outstanding draft amounts in its bank as restricted cash. As of March 31, 2014 and June 30, 2013, there was $4,867,601 and $4,853,819 cash restricted for this purpose.

Restricted Cash

Escrow account balances amounted to $12,574,051 and $9,449,905 as of June 30, 2013 and June 30, 2012, respectively.

The Company is required by its Note holders to maintain deposits in escrow accounts to fund the principal and interest payments under the Convertible Notes obligation. As of June 30, 2013 and 2012, there was $7,720,232, and $9,449,905 of cash restricted for this purpose. The Company has certain outstanding notes payable. The Company is required to maintain a portion of these outstanding draft amounts in its bank as restricted cash. As of June 30, 2013 and 2012, there was $4,853,819 and $0 cash restricted for this purpose.